Other current operating assets and liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets and liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	12/31/2024	12/31/2023

Prepaid expenses	29.0	20.8
Indirect taxes (VAT/GST) receivables	45.4	26.6
Prepaid gift cards	13.0	6.2
Other current operating assets	26.3	7.5
Other current operating assets	113.7	61.2

(CHF in millions)	12/31/2024	12/31/2023

Accrued expenses	184.4	81.2
Accrued personnel expenses	17.1	20.0
Indirect taxes (VAT/GST) payables	42.5	24.0
Social security payables	17.1	6.7
Other payables	25.4	16.5
Other current operating liabilities	12.8	8.0
Other current operating liabilities	299.3	156.4
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Increase in accrued expenses is in line with higher cost of sales and selling, general and administrative expenses. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.